CONSOLIDATED STATEMENTS OF CONDITION (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 535,282	$ 452,373
Money Market Investments [Abstract]
Federal funds sold	75,000	16,110
Securities purchased under agreements to resell	252,668	165,851
Time deposits with other banks	1,048,506	797,334
Total money market investments	1,376,174	979,295
Trading account securities, at fair value:
Pledged securities with creditors' right to repledge	402,591	492,183
Trading Securities Not Pledged As Collateral	33,740	54,530
Investment securities available-for-sale, at fair value:
Pledged securities with creditors' right to repledge	1,737,868	2,031,123
Other Available For Sale Securities	3,271,955	3,205,729
Investment securities held-to-maturity, at amortized cost	125,383	122,354
Other investment securities, at lower of cost or realizable value	179,880	163,513
Loans held-for-sale, at lower of cost or fair value	363,093	893,938
Loans held-in-portfolio:
Less- Unearned Income	100,596	106,241
Allowance for loan losses	815,308	793,225
Total loans held-in-portfolio, net	24,135,991	24,771,692
F D I C Loss Share Asset	1,915,128	2,410,219
Premises and equipment, net	538,486	545,453
Accrued income receivable	125,209	150,658
Mortgage servicing assets, at fair value	151,323	166,907
Other assets	1,462,393	1,449,887
Goodwill	648,350	647,387
Other intangible assets	63,954	58,696
Total assets	37,348,432	38,814,998
Deposits:
Non-interest bearing	5,655,474	4,939,321
Interest bearing	22,286,653	21,822,879
Total deposits	27,942,127	26,762,200
Securities Sold under Agreements to Repurchase	2,141,097	2,412,550
Other short-term borrowings	296,200	364,222
Notes Payable	1,856,372	4,170,183
Other liabilities	1,193,883	1,305,312
Total liabilities	33,429,679	35,014,467
Stockholders' equity:
Preferred stock	50,160	50,160
Common stock	10,263	10,229
Surplus	4,114,661	4,094,005
Accumulated deficit	(212,726)	(347,328)
Treasury stock	(1,057)	(574)
Accumulated other comprehensive (loss) income, net of tax	(42,548)	(5,961)
Total stockholders' equity	3,918,753	3,800,531
Total liabilities and stockholders' equity	37,348,432	38,814,998
Non Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio	20,703,192	20,834,276
Other real estate	172,497	161,496
Covered Under Loss Sharing Agreements With F D I C [Member]
Loans held-in-portfolio:
Loans held-in-portfolio	4,348,703	4,836,882
Other real estate	$ 109,135	$ 57,565